Loans and Allowance for Credit Losses - Disclosure of Allowance for Credit Losses (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2020	Jan. 31, 2019
Customers' liability under acceptances [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 24	$ 21
Provision for credit losses	14	10
Exchange rate changes/other	1
Balance at end of period	39	31
Allowance for credit losses [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	3,419	3,088
Provision for credit losses	421	516
Net write-offs	(307)	(303)
Exchange rate changes/other	(62)	(28)
Balance at end of period	3,471	3,273
Allowance for credit losses [member] | Allowance for Loan Losses [Member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	3,100	2,912
Balance at end of period	3,139	3,061
Allowance for credit losses [member] | Other Liabilities And Provisions [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	295	154
Balance at end of period	292	180
Allowance for credit losses [member] | Customers' liability under acceptances [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	24	21
Balance at end of period	39	31
Allowance for credit losses [member] | Other components of equity [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period		1
Balance at end of period	1	1
Retail [member] | Residential mortgages [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	402	382
Provision for credit losses	(7)	33
Net write-offs	(8)	(4)
Exchange rate changes/other	(20)	(2)
Balance at end of period	367	409
Retail [member] | Personal [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	935	895
Provision for credit losses	121	123
Net write-offs	(111)	(113)
Exchange rate changes/other	(5)	(13)
Balance at end of period	940	892
Retail [member] | Credit cards [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	832	760
Provision for credit losses	177	140
Net write-offs	(139)	(120)
Exchange rate changes/other	(2)
Balance at end of period	868	780
Retail [member] | Small business [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	61	51
Provision for credit losses	14	6
Net write-offs	(8)	(5)
Exchange rate changes/other	(1)	(1)
Balance at end of period	66	51
Wholesale [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	1,165	979
Provision for credit losses	102	204
Net write-offs	(41)	(61)
Exchange rate changes/other	(35)	(12)
Balance at end of period	$ 1,191	$ 1,110